UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05767

DWS Strategic Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2018

Semiannual Report

to Shareholders

DWS Strategic Municipal Income Trust

(On July 2, 2018, Deutsche Strategic Municipal Income Trust was renamed DWS Strategic Municipal Income Trust)

Ticker Symbol: KSM

Contents

3	Performance Summary
5	Portfolio Management Team
5	Portfolio Summary
7	Investment Portfolio
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Cash Flows

31	Statements of Changes in Net Assets
32	Financial Highlights
34	Notes to Financial Statements
43	Dividend Reinvestment and Cash Purchase Plan
46	Additional Information
48	Privacy Statement

The Fund’s investment objective is to provide a high level of current income exempt from federal income tax.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the Fund. Therefore, the Fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Strategic Municipal Income Trust

Performance Summary	May 31, 2018 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/18

Deutsche Strategic Municipal Income Trust	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	1.18%	2.36%	3.74%	7.62%
Based on Market Price(a)	–5.70%	–9.23%	0.77%	6.59%
Bloomberg Barclays Municipal Bond Index(b)	0.71%	1.11%	2.92%	4.30%
Morningstar Closed-End High-Yield Municipal Funds Category(c)	1.88%	3.65%	4.94%	6.58%

‡	Total returns shown for periods less than one year are not annualized.

(a)	Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The expense ratio of the Fund for the six months ended May 31, 2018 was 2.69% (1.12% excluding interest expense).

(b)	The unmanaged, unleveraged Bloomberg Barclays Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c)	Morningstar’s Closed-End High-Yield Municipal Funds category represents high-yield muni portfolios that typically invest at least 50% of assets in high-income municipal securities that are not rated or that are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BBB and below (considered part of the high-yield universe within the municipal industry). Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End High-Yield Municipal Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

DWS Strategic Municipal Income Trust	|	3

Net Asset Value and Market Price

	As of 5/31/17	As of 11/30/17
Net Asset Value	$ 12.20	$ 12.39
Market Price	$ 10.93	$ 11.91
Premium (discount)	(10.41%)	(3.87%)

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/18:
Income Dividends (common shareholders)	$ .30
Capital Gains Dividend (common shareholders)	$ .004
May Income Dividend (common shareholders)	$ .0500
Current Annualized Distribution Rate (Based on Net Asset Value) as of 5/31/18†	4.92%
Current Annualized Distribution Rate (Based on Market Price) as of 5/31/18†	5.49%
Tax Equivalent Distribution Rate (Based on Net Asset Value) as of 5/31/18†	8.31%
Tax Equivalent Distribution Rate (Based on Market Price) as of 5/31/18†	9.27%

†	Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2018. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Tax equivalent distribution rate is based on the Fund’s distribution rate and a marginal income tax rate of 40.8%. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

4	|	DWS Strategic Municipal Income Trust

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2014.

—	Joined DWS in 1986.

—	Co-Head of Municipal Bonds.

—	BA, Duke University.

A. Gene Caponi, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2014.

—	Joined DWS in 1998.

—	BS, State University of New York, Oswego; MBA, State University of New York at Albany.

Carol L. Flynn, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2014.

—	Joined DWS in 1994.

—	Co-Head of Municipal Bonds.

—	BS from Duke University; MBA from University of Connecticut.

Michael J. Generazo, Director

Portfolio Manager of the Fund. Began managing the Fund in 2018.

—	Joined DWS in 1999.

—	BS, Bryant College; MBA, Suffolk University.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	5/31/18	11/30/17
Revenue Bonds	69%	71%
Escrow to Maturity/Prerefunded Bonds	17%	13%
General Obligation Bonds	8%	10%
Lease Obligations	6%	6%
	100%	100%

Quality	5/31/18	11/30/17
AAA	6%	3%
AA	20%	21%
A	35%	35%
BBB	20%	19%
BB	5%	7%
B	0%	1%
CC	—	0%
Not Rated	14%	14%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

DWS Strategic Municipal Income Trust	|	5

Top Five State/Territory Allocations (As a % of Investment Portfolio)	5/31/18	11/30/17
Texas	14%	14%
Florida	9%	9%
California	9%	12%
New York	8%	2%
Massachusetts	6%	6%

Interest Rate Sensitivity	5/31/18	11/30/17
Effective Maturity	5.4 years	5.7 years
Modified Duration	5.4 years	5.6 years

Leverage (As a % of Total Assets)	5/31/18	11/30/17
	41%	41%

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

Leverage results in additional risks and can magnify the effect of any gains or losses to a greater extent than if leverage were not used.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 7. A fact sheet is available on dws.com or upon request. Please see the Additional Information section on page 46 for contact information.

6	|	DWS Strategic Municipal Income Trust

Investment Portfolio	as of May 31, 2018 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 140.1%
Alabama 0.3%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	325,000	374,909

Arizona 1.4%
Glendale, AZ, Industrial Development Authority, Terrace of Phoenix Project, 5.0%, 7/1/2048	60,000	63,034
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	1,570,000	1,637,714
Tempe, AZ, Industrial Development Authority Revenue, Mirabella at ASU Project, Series A, 144A, 6.125%, 10/1/2047	255,000	266,860

		1,967,608

California 15.2%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.75%, 6/1/2047	470,000	472,350
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded, 6.0%, 7/1/2034	1,000,000	1,048,460
California, M-S-R Energy Authority, Series B, 7.0%,11/1/2034, GTY: Citigroup, Inc.	1,310,000	1,868,361
California, South Bayside Waste Management Authority, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.25%, 9/1/2029	1,425,000	1,503,190
California, State General Obligation:
5.0%, 11/1/2043	1,500,000	1,692,615
5.25%, 4/1/2035	1,230,000	1,363,996
5.5%, 3/1/2040	1,000,000	1,062,780
5.75%, 4/1/2031	1,000,000	1,033,520
6.0%, 4/1/2038	645,000	667,878
Prerefunded, 6.0%, 4/1/2038	355,000	368,401
6.5%, 4/1/2033	895,000	930,621
Prerefunded, 6.5%, 4/1/2033	1,055,000	1,098,688
California, State Public Works Board Lease Revenue, Capital Projects, Series I-1, Prerefunded, 6.375%, 11/1/2034	1,000,000	1,067,810
California, State Public Works Board Lease Revenue, Riverside Campus Project, Series B, Prerefunded, 6.125%, 4/1/2028	2,000,000	2,077,540
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	195,000	211,716

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	7

	Principal Amount ($)	Value ($)
Series A, 144A, 5.25%, 12/1/2056	735,000	797,313
Series A, 5.5%, 12/1/2054	195,000	212,858
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	1,000,000	1,109,960
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	561,700
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,103,540
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	445,000	483,817

		20,737,114

Colorado 3.3%
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	225,000	243,702
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	262,149
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	635,000	794,912
Colorado, Regional Transportation District, Sales Tax Revenue, Series B, 4.0%, 11/1/2035	385,000	411,781
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	440,000	471,746
Series A, 5.0%, 12/1/2035	250,000	272,270
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,142,330
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	216,166
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	600,000	660,084

		4,475,140

Connecticut 2.3%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, Prerefunded, 7.875%, 4/1/2039	2,000,000	2,207,940
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05% PIK, 7/1/2031*	2,837,139	88,660
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose, Series A, 5.0%, 1/1/2038	715,000	801,601

		3,098,201

The accompanying notes are an integral part of the financial statements.

8	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
District of Columbia 1.1%
District of Columbia, Ingleside Rock Creek Project:
Series A, 5.0%, 7/1/2042	130,000	135,977
Series A, 5.0%, 7/1/2052	195,000	202,486
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	220,060
Series A, AMT, 5.0%, 10/1/2043	850,000	928,243

		1,486,766

Florida 11.4%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	500,000	555,100
Florida, Village Community Development District No. 12, Special Assessment Revenue, 144A, 4.375%, 5/1/2050	300,000	308,130
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-1, Step-up Coupon, 0% to 11/1/2021, 6.61% to 5/1/2040	250,000	199,110
Series 2015-2, Step-up Coupon, 0% to 11/1/2024, 6.61% to 5/1/2040	150,000	98,291
Series A-3, Step-up Coupon, 0% to 5/1/2019, 6.61% to 5/1/2040	110,000	104,692
Series A-4, Step-up Coupon, 0% to 5/1/2022, 6.61% to 5/1/2040	55,000	44,036
5.4%, 5/1/2037	1,280,000	1,281,331
Series 1, 6.55%, 5/1/2027	10,000	10,001
Series 3, 6.55%, 5/1/2027*	130,000	1
Series 2015-3, 6.61%, 5/1/2040*	165,000	2
Florida, Village Community Development District No. 12, Special Assessment Revenue, 144A, 4.25%, 5/1/2043	400,000	410,740
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	145,000	156,823
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	620,000	703,985
Series A, AMT, 5.0%, 10/1/2047	400,000	452,468
Lake County, FL, Senior Living Revenue, Village Veranda at Lady Lake Project, Series A-1, 144A, 7.125%, 1/1/2052	400,000	392,716
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	335,000	364,289
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	533,425
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	30,000	32,657

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	9

	Principal Amount ($)	Value ($)
Series B, AMT, 5.0%, 10/1/2040	470,000	530,846
Series A, 5.5%, 10/1/2041	3,000,000	3,134,100
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, 5.0%, 8/1/2047	665,000	744,767
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, Prerefunded, 5.0%, 7/1/2035	830,000	881,219
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	1,150,000	1,236,906
Tampa-Hillsborough County, FL, Expressway Authority:
Series A, 5.0%, 7/1/2031	1,500,000	1,649,295
Series A, 5.0%, 7/1/2037	1,590,000	1,733,402

		15,558,332

Georgia 6.0%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.25%, 5/15/2033	1,000,000	1,099,120
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	403,534
Atlanta, GA, Development Authority, Senior Health Care Facilities Revenue, Proton Treatment Center, Series A-1, 6.5%, 1/1/2029	225,000	218,964
Atlanta, GA, Tax Allocation, Beltline Project, Series B, Prerefunded, 7.375%, 1/1/2031	1,000,000	1,032,790
Atlanta, GA, Water & Wastewater Revenue, Series A, Prerefunded, 6.25%, 11/1/2034	1,000,000	1,062,600
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	175,000	194,353
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,092,870
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	210,000	233,224
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	100,000	113,750
Series A, 5.5%, 8/15/2054	180,000	208,411
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,220,000	1,414,541
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, Prerefunded, 6.5%, 8/1/2038, INS: AGC	1,000,000	1,007,850
Rockdale County, GA, Development Authority, Pratt Paper LLC Project, AMT, 144A, 4.0%, 1/1/2038, GTY: Pratt Industries, Inc. (a)	100,000	101,350

		8,183,357

The accompanying notes are an integral part of the financial statements.

10	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Guam 1.7%
Guam, Government General Obligation, Series A, Prerefunded, 7.0%, 11/15/2039	1,000,000	1,072,450
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	215,000	246,639
Guam, Power Authority Revenue, Series A, Prerefunded, 5.5%, 10/1/2030	1,000,000	1,080,040

		2,399,129

Hawaii 1.7%
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue, ACTS Retirement Life Community, Series A-2, Prerefunded, 6.625%, 11/15/2039	1,000,000	1,067,420
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	775,022
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	500,000	523,525

		2,365,967

Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke’s Regional Medical Center, 6.75%, 11/1/2037	305,000	311,094

Illinois 9.5%
Chicago, IL, Airport Revenue, O’Hare International Airport, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	415,000	455,919
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2030 (a)	100,000	103,636
Series A, 5.0%, 12/1/2032 (a)	105,000	108,464
Series A, 5.0%, 12/1/2033 (a)	100,000	102,880
Series H, 5.0%, 12/1/2036	245,000	252,277
Series H, 5.0%, 12/1/2046	140,000	142,220
Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2038	455,000	513,449
Chicago, IL, O’Hare International Airport Revenue:
Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,084,340
Series B, Prerefunded, 6.0%, 1/1/2041	2,000,000	2,200,300
Chicago, IL, O’Hare International Airport, Special Facility Revenue, TrIPs Obligated Group, AMT, 5.0%, 7/1/2048	130,000	143,987
Illinois, Finance Authority Revenue, The Admiral at Lake Project, Series A, Prerefunded, 8.0%, 5/15/2040	1,000,000	1,114,620
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.0%, 6/15/2057	135,000	142,216
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	1,295,910

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	11

	Principal Amount ($)	Value ($)
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	365,000	407,303
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	574,066
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055*	150,000	7,506
Illinois, State Finance Authority Revenue, Three Crowns Park Obligated Group, 5.25%, 2/15/2047	325,000	341,884
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, Prerefunded, 5.0%, 12/1/2030	1,000,000	1,097,850
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2027	500,000	536,430
Series D, 5.0%, 11/1/2028	500,000	534,415
5.0%, 2/1/2029	225,000	239,285
Series A, 5.0%, 12/1/2038	350,000	367,259
Series A, 5.0%, 12/1/2039	750,000	785,790
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	421,329

		12,973,335

Indiana 3.7%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	525,000	544,640
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, Series A, 5.25%, 11/15/2046	365,000	398,792
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	1,000,000	1,070,610
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	520,683
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2037	1,330,000	1,544,662
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.), Inc.	780,000	921,921

		5,001,308

Kansas 0.6%
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project:
Series A, 5.0%, 5/15/2039	525,000	569,972
Prerefunded, 7.25%, 5/15/2039	300,000	315,282

		885,254

The accompanying notes are an integral part of the financial statements.

12	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Kentucky 3.3%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, Prerefunded, 6.5%, 3/1/2045	2,000,000	2,175,280
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, Prerefunded, 6.0%, 12/1/2033, INS: AGC	365,000	365,000
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	1,440,000	1,600,013
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	130,000	139,433
Series A, 5.25%, 6/1/2041	190,000	209,600

		4,489,326

Louisiana 1.8%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	140,000	155,985
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,111,110
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	1,010,000	1,000,940
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	180,000	195,153

		2,463,188

Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	1,000,000	1,087,840

Maryland 2.8%
Maryland, Economic Development Corp., Pollution Control Revenue, Potomac Electric Power Co., 6.2%, 9/1/2022	1,500,000	1,547,790
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	375,000	422,437
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	500,000	526,060
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,077,660

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	13

	Principal Amount ($)	Value ($)
Rockville, MD, Mayor & Council Economic Development Revenue, Ingelside at King Farm Project:
Series B, 5.0%, 11/1/2042	90,000	97,940
Series B, 5.0%, 11/1/2047	135,000	146,506

		3,818,393

Massachusetts 2.4%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	505,485	106,177
Series A-2, 5.5%, 11/15/2046	100,000	100,028
Series A-1, 6.25%, 11/15/2039	1,903,948	1,976,964
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc., 144A, 5.0%, 10/1/2057	100,000	105,798
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	958,123

		3,247,090

Michigan 5.9%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village, 144A, 7.5%, 11/15/2044	500,000	499,395
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	280,000	301,095
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	1,000,000	1,098,400
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	1,000,250
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	775,000	875,068
Series I-A, 5.5%, 10/15/2045	2,000,000	2,208,020
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	180,000	201,443
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	90,000	99,164
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	1,000,000	1,016,000
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	735,000	736,948

		8,035,783

Minnesota 0.7%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	1,000,000	1,022,840

The accompanying notes are an integral part of the financial statements.

14	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Mississippi 1.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	284,950
Mississippi, Business Finance Corp., Pollution Control Revenue, Systems Energy Resources, Inc. Project, 5.875%, 4/1/2022	620,000	621,265
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0%, 2/1/2036	145,000	150,665
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	435,000	440,116

		1,496,996

Missouri 2.2%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:
Series B, 144A, 5.0%, 2/1/2050	220,000	225,918
Series B,144A, 5.0%, 2/1/2040	200,000	208,956
Lee’s Summit, MO, Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Project, Series A, 5.0%, 8/15/2042	500,000	523,985
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	65,000	70,227
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	161,300
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	245,000	266,126
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	365,000	385,309
St. Louis, MO, Airport Revenue, Series C, 5.0%, 7/1/2047, INS: AGMC	500,000	574,635
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	225,000	232,587
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	415,000	435,169

		3,084,212

Nebraska 0.7%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children’s Hospital Obligated Group, 5.0%, 11/15/2047	535,000	600,548

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	15

	Principal Amount ($)	Value ($)
Nebraska, Central Plains Energy Project, Gas Project Revenue:
Series A, 5.0%, 9/1/2027	55,000	63,291
Series A, 5.0%, 9/1/2029	70,000	81,383
Series A, 5.0%, 9/1/2033	155,000	183,894

		929,116

Nevada 1.2%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,713,378

New Hampshire 0.4%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037	100,000	107,443
Series A, 144A, 6.125%, 7/1/2052	300,000	319,860
Series A, 144A, 6.25%, 7/1/2042	100,000	107,874

		535,177

New Jersey 4.9%
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph’s Health Care System, Prerefunded, 6.625%, 7/1/2038	715,000	717,724
New Jersey, State Economic Development Authority Revenue:
Series DDD, 5.0%, 6/15/2042	140,000	149,974
Series BBB, 5.5%, 6/15/2030	895,000	1,024,596
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	330,000	337,138
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	115,000	124,588
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	567,670
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	115,000	123,565
Series A, 5.0%, 6/15/2047	130,000	139,152
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	180,000	199,283
New Jersey, State Transportation Trust Fund Authority, Series B, 5.5%, 6/15/2031	1,500,000	1,593,960
New Jersey, State Turnpike Authority Revenue, Series E, 5.0%, 1/1/2045	1,015,000	1,130,811

The accompanying notes are an integral part of the financial statements.

16	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	350,000	384,646
Series A, 5.25%, 6/1/2046	175,000	197,173

		6,690,280

New York 5.0%
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	47,241
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2047	1,000,000	1,139,660
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2038	275,000	303,319
Series E-1, 5.0%, 11/15/2042	70,000	76,734
Series E-1, Prerefunded, 5.0%, 11/15/2042	235,000	266,032
New York, State Dormitory Authority Revenues, State Supported Debt, Series C, 1.03%**, 6/7/2018, LOC: Bank of America NA	280,000	280,000
New York, State Housing Finance Agency, Historic Front Street, Series A, 1.03%**, 6/7/2018, LOC: Landesbank Hessen-Thuringen	100,000	100,000
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 5.0%, 11/15/2044	915,000	972,938
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	445,000	469,684
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., Laguardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	100,000	113,068
AMT, 5.0%, 1/1/2034	100,000	112,806
AMT, 5.0%, 1/1/2036	100,000	112,719
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,305,924
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	60,000	65,250
New York & New Jersey Port Authority, Series 207, AMT, 5.0%, 9/15/2048	625,000	713,731
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	745,790

		6,824,896

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	17

	Principal Amount ($)	Value ($)
North Carolina 1.4%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
5.0%, 10/1/2042	260,000	294,773
5.0%, 10/1/2047	240,000	268,622
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, Prerefunded, 6.25%, 12/1/2033	1,000,000	1,022,330
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-Aldersgate, 5.0%, 7/1/2045	330,000	350,569

		1,936,294

North Dakota 0.4%
Ward County, ND, Health Care Facilities Revenue, Trinity Obligation Group:
Series C, 5.0%, 6/1/2038	95,000	105,237
Series C, 5.0%, 6/1/2043	110,000	121,274
Series C, 5.0%, 6/1/2048	100,000	109,290
Series C, 5.0%, 6/1/2053	140,000	152,401

		488,202

Ohio 2.7%
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	220,000	233,227
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	445,000	494,337
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	45,000	48,493
5.0%, 1/1/2046	370,000	396,211
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	677,041
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,699,283
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	70,000	71,946
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	125,000	130,044

		3,750,582

Oklahoma 0.5%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	180,000	205,823
Series B, 5.5%, 8/15/2057	380,000	432,789

		638,612

The accompanying notes are an integral part of the financial statements.

18	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Oregon 0.3%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary’s Woods at Marylhurst, Inc. Project:
Series A, 5.0%, 5/15/2038	25,000	27,089
Series A, 5.0%, 5/15/2043	35,000	37,791
Series A, 5.0%, 5/15/2048	45,000	48,426
Clackamas County, OR, Hospital Facilities Authority Revenue, Senior Living-Willamette View Project:
Series A, 5.0%, 11/15/2037	50,000	54,410
Series A, 5.0%, 11/15/2047	100,000	108,128
Series A, 5.0%, 11/15/2052	100,000	107,719

		383,563

Pennsylvania 8.2%
Butler County, PA, Hospital Authority Revenue, Butler Health Systems Project, Prerefunded, 7.25%, 7/1/2039	2,000,000	2,114,820
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	100,000	109,524
5.25%, 7/1/2041	100,000	109,751
Montgomery County, PA, Higher Education & Health Authority, Philadelphia Presbyterian Homes, Inc. Project:
5.0%, 12/1/2037	235,000	260,502
5.0%, 12/1/2047	275,000	302,808
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	155,000	172,292
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	354,892
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	250,000	283,872
5.0%, 6/1/2035	125,000	141,370
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	835,001
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
AMT, 5.0%, 12/31/2034	1,000,000	1,106,890
AMT, 5.0%, 12/31/2038	1,000,000	1,099,500
Pennsylvania, State Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply, Series A, 6.4%, 12/1/2038	185,000	189,601
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2040	2,500,000	2,791,525
Series C, 5.0%, 12/1/2044	240,000	265,289

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	19

	Principal Amount ($)	Value ($)
Philadelphia, PA, Authority for Individual Development Senior Living Revenue, Wesley Enhanced Living Obligated Group:
Series A, 5.0%, 7/1/2042	135,000	144,231
Series A, 5.0%, 7/1/2049	160,000	170,067
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Temple University Health System:
5.0%, 7/1/2033	90,000	99,532
5.0%, 7/1/2034	60,000	66,062
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	500,000	560,855

		11,178,384

Rhode Island 2.2%
Rhode Island, Narragansett Bay Commission, Wastewater System Revenue, Series A, 1.02%**, 6/7/2018, LOC: TD Bank NA	2,900,000	2,900,000
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	155,000	166,031

		3,066,031

South Carolina 2.5%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	856,000	860,374
South Carolina, State Jobs-Economic Development Authority, Residencial Facilities Revenue, Episcopal Home Still Hopes:
5.0%, 4/1/2052	175,000	181,563
5.0%, 4/1/2047	200,000	208,538
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,165,958
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	890,000	989,724

		3,406,157

Tennessee 1.7%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2018, GTY: Merrill Lynch & Co., Inc.	540,000	548,878
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037 (a)	300,000	342,282
Series A, 5.0%, 7/1/2044 (a)	400,000	446,940
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, Prerefunded, 7.75%, 7/1/2038	1,000,000	1,032,100

		2,370,200

The accompanying notes are an integral part of the financial statements.

20	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Texas 19.0%
Bexar County, TX, Health Facilities Development Corp., Army Retirement Residence Foundation Project:
5.0%, 7/15/2037	75,000	81,511
5.0%, 7/15/2042	60,000	64,948
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	1,000,000	1,012,690
Series A-3, AMT, 5.125%, 5/15/2033	1,000,000	1,011,040
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	230,000	252,204
Series A, 5.0%, 1/1/2043	1,500,000	1,617,345
Prerefunded, 6.0%, 1/1/2041	545,000	598,143
Dallas-Fort Worth, International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2035	1,000,000	1,059,020
Series D, AMT, 5.0%, 11/1/2038	2,000,000	2,153,520
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	750,000	855,750
Houston, TX, Airport System Revenue, Special Facilities United Airlines, Inc., Airport Improvement Projects, AMT, 5.0%, 7/15/2028	300,000	337,770
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	615,000	665,787
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	2,409,480
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project, Series B, AMT, 144A, 5.75%, 10/1/2031	250,000	259,178
North Texas, Tollway Authority Revenue, Series B, 5.0%, 1/1/2045	665,000	731,726
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	285,000	331,957
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,000,170
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	175,000	185,791
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.0%, 8/15/2043	2,100,000	2,309,118

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	21

	Principal Amount ($)	Value ($)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Buckner Senior Living Ventana Project:
Series A, 6.625%, 11/15/2037	315,000	352,516
Series A, 6.75%, 11/15/2047	250,000	280,092
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project, Series A, 5.0%, 11/15/2055*	570,000	399,707
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.0%, 4/1/2053	500,000	548,600
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,127,236
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,141,380
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	165,000	179,903
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	1,000,000	1,088,550
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	1,000,000	1,087,660
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	323,940
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	902,987
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, Prerefunded, 7.125%, 11/1/2040	510,000	570,506

		25,940,225

Utah 0.7%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2047	595,000	671,761
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 5.375%, 6/15/2048	320,000	326,995

		998,756

Virginia 1.7%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2042	115,000	127,733
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	665,000	730,555

The accompanying notes are an integral part of the financial statements.

22	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, Prerefunded, 7.75%, 7/1/2038	1,370,000	1,413,977

		2,272,265

Washington 2.8%
King County, WA, Water Sewer Revenue, Series B, 4.0%, 7/1/2041	500,000	526,800
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	100,000	98,773
5.0%, 12/1/2046	135,000	132,983
Washington, State Housing Finance Commission, Reference Judson Park Project, 144A, 5.0%, 7/1/2048	50,000	52,185
Washington, Port of Seattle Revenue, Series C, AMT, 5.0%, 5/1/2042	415,000	471,457
Washington, State Economic Development Finance Authority, Environmental Facilities Revenue, Columbia Pulp I LLC Project, Series A, AMT, 144A, 7.5%, 1/1/2032	135,000	159,972
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	595,000	619,591
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	135,000	151,704
5.0%, 8/15/2035	120,000	134,446
5.0%, 8/15/2036	80,000	89,363
Washington, State Housing Finance Commission, Presbyterian Retirement Communities Northwest Project, Series A, 144A, 5.0%, 1/1/2046	250,000	263,532
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	1,000,000	1,162,780

		3,863,586

West Virginia 0.6%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	805,000	893,526

Wisconsin 3.8%
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	200,000	207,950
5.0%, 7/1/2052	90,000	93,091
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	1,091,610

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	23

	Principal Amount ($)	Value ($)
Wisconsin, Stae Health & Educational Facilities Authority, St. John’s Communities Inc., Project:
Series A, 5.0%, 9/15/2040	25,000	26,069
Series A, 5.0%, 9/15/2045	30,000	31,225
Series A, 5.0%, 9/15/2050	125,000	129,804
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, Prerefunded, 5.0%, 7/1/2036	500,000	568,675
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, Prerefunded, 6.625%, 2/15/2039	1,110,000	1,146,985
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	1,765,000	1,841,036

		5,136,445
Total Municipal Bonds and Notes (Cost $180,450,675)		191,578,857

Underlying Municipal Bonds of Inverse Floaters (b) 29.2%
Florida 4.2%
Orange County, FL, School Board Certificates Participation, Series C, 5.0%, 8/1/2034 (c)	5,000,000	5,759,313
Trust: Orange County, FL, School Board, Series 2016-XM0183, 144A, 14.63%, 2/1/2024, Leverage Factor at purchase date: 4 to 1

Massachusetts 8.1%
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (c)	5,000,000	5,720,013
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0136, 144A, 14.84%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (c)	5,000,000	5,376,250
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0401, 144A, 10.84%, 7/15/2024, Leverage Factor at purchase date: 4 to 1

		11,096,263

New York 8.4%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (c)	5,000,000	5,801,418
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0581, 144A, 15.275%, 9/15/2025, Leverage Factor at purchase date: 4 to 1

The accompanying notes are an integral part of the financial statements.

24	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-1, 5.0%, 7/15/2034 (c)	5,000,000	5,682,925
Trust: New York, Transitional Finance Authority Building AID Revenue, Series 2018-XM0619, 144A, 15.185%, 1/15/2024, Leverage Factor at purchase date: 4 to 1

		11,484,343

Texas 4.2%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (c)	5,000,000	5,730,163
Trust: Texas, State Transportation Commission, Series 2016-XM0405, 144A, 14.84%, 4/1/2024, Leverage Factor at purchase date: 4 to 1

Washington 4.3%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (c)	5,000,000	5,810,025
Trust: Washington, State General Obligation, Series 2017-XM0478, 144A, 14.84%, 8/1/2024, Leverage Factor at purchase date: 4 to 1

Total Underlying Municipal Bonds of Inverse Floaters (Cost $40,005,398)		39,880,107

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $220,456,073)	169.3	231,458,964
Floating Rate Notes (b)	(19.2)	(26,250,000)
Series 2015 MTPS, at Liquidation Value	(51.2)	(70,000,000)
Other Assets and Liabilities, Net	1.1	1,524,961

Net Assets Applicable to Common Shareholders	100.0	136,733,925

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	25

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond*	6.05%	7/1/2031	2,837,139	1,909,657	88,660
Florida, Tolomato Community Development District, Special Assessment, Series 2015-3*	6.61%	5/1/2040	165,000	0	2
Florida, Tolomato Community Development District, Special Assessment, Series 3*	6.55%	5/1/2027	130,000	1	1
				1,909,658	88,663

*	Non-income producing security.

**	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of May 31, 2018. Maturity date reflects the earlier of demand date or stated maturity date.

(a)	When-issued security.

(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement

INS: Insured

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

The accompanying notes are an integral part of the financial statements.

26	|	DWS Strategic Municipal Income Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$231,458,964	$—	$231,458,964
Total	$—	$231,458,964	$—	$231,458,964

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

(d)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	27

Statement of Assets and Liabilities

as of May 31, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $220,456,073)	$231,458,964
Interest receivable	3,063,639
Other assets	2,850
Total assets	234,525,453

Liabilities
Cash overdraft	13,835
Payable for investments purchased — when-issued securities	1,187,583
Payable for floating rate notes issued	26,250,000
Interest expense payable on preferred shares	143,500
Accrued management fee	102,780
Accrued Trustees’ fees	6,825
Other accrued expenses and payables	113,427
Series 2018 MTPS, net of deferred offering costs (liquidation value $70,000,000, see page 38 for more details)	69,973,578
Total liabilities	97,791,528
Net assets applicable to common shareholders, at value	$136,733,925

Net Assets Applicable to Common Shareholders Consist of
Undistributed net investment income	414,451
Net unrealized appreciation (depreciation) on investments	11,002,891
Accumulated net realized gain (loss)	(1,860,066)
Paid-in capital	127,176,649
Net assets applicable to common shareholders, at value	$136,733,925

Net Asset Value
Net Asset Value per common share ($136,733,925 ÷ 11,203,941 outstanding shares of beneficial interest, $.01 par value, unlimited number of common shares authorized)	$12.20

The accompanying notes are an integral part of the financial statements.

28	|	DWS Strategic Municipal Income Trust

Statement of Operations

for the six months ended May 31, 2018 (Unaudited)

Investment Income
Income:
Interest	$5,358,405
Total income	5,358,405
Expenses:
Management fee	620,554
Services to shareholders	4,865
Custodian fee	1,372
Professional fees	48,454
Reports to shareholders	19,551
Trustees’ fees and expenses	7,308
Interest expense on Series 2018 MTPS	828,412
Interest expense on floating rate notes	251,219
Stock Exchange listing fees	11,830
Other	56,062
Total expenses	1,849,627
Net investment income	3,508,778

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	665,779
Change in net unrealized appreciation (depreciation) on investments	(2,840,223)
Net gain (loss)	(2,174,444)
Net increase (decrease) in net assets resulting from operations	$1,334,334

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	29

Statement of Cash Flows

for the six months ended May 31, 2018 (Unaudited)

Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$1,334,334
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term investments	(42,957,710)
Net amortization of premium/(accretion of discount)	354,611
Proceeds from sales and maturities of long-term investments	42,544,738
(Increase) decrease in interest receivable	69,060
(Increase) decrease in other assets	2,779
Increase (decrease) in payable for investments purchased — when-issued securities	(302,948)
Increase (decrease) in other accrued expenses and payables	(15,444)
Change in unrealized (appreciation) depreciation on investments	2,840,223
Net realized (gain) loss from investments	(665,779)
Cash provided by (used in) operating activities	3,203,864

Cash Flows from Financing Activities
Net increase (decrease) in cash overdraft	13,835
(Increase) decrease in deferred offering cost on Series 2018 MTPS	(26,422)
Distributions paid (net of reinvestment of distributions)	(3,370,783)
Cash provided by (used in) financing activities	(3,383,370)
Increase (decrease) in cash	(179,506)
Cash at beginning of period	179,506
Cash at end of period	$—

Supplemental disclosure
Interest paid on preferred shares	$(789,971)
Interest expense and fees on floating rate notes issued	$(251,219)

The accompanying notes are an integral part of the financial statements.

30	|	DWS Strategic Municipal Income Trust

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations:
Net investment income	$3,508,778	$7,825,979
Net realized gain (loss)	665,779	(560,038)
Change in net unrealized appreciation (depreciation)	(2,840,223)	3,209,756
Net increase (decrease) in net assets resulting from operations	1,334,334	10,475,697
Net increase (decrease) in net assets applicable to common shareholders	1,334,334	10,475,697
Distributions to common shareholders from:
Net investment income	(3,361,192)	(7,446,940)
Net realized gains	(41,455)	(389,415)
Total distributions	(3,402,647)	(7,836,355)
Fund share transactions:
Net proceeds from shares issued to common shareholders from reinvestment of distributions	—	171,573
Net increase (decrease) in net assets from Fund share transactions	—	171,573
Increase (decrease) in net assets	(2,068,313)	2,810,915
Net assets at beginning of period applicable to common shareholders	138,802,238	135,991,323
Net assets at end of period applicable to common shareholders (including undistributed net investment income of $414,451 and $266,865, respectively)	$136,733,925	$138,802,238

Other Information:
Common shares outstanding at beginning of period	11,203,941	11,190,088
Shares issued to common shareholders from reinvestment of distributions	—	13,853
Common shares outstanding at end of period	11,203,941	11,203,941

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	31

Financial Highlights

Six Months Ended 5/31/18 (Unaudited)			Years Ended November 30,
			2017	2016	2015		2014		2013

Selected Per Share Data Applicable to Common Shareholders
Net asset value, beginning of period	$12.39		$12.15	$12.90	$13.27		$12.52		$14.46
Income (loss) from investment operations:
Net investment income[a]	.31		.70	.80	.83		.87		.87
Net realized and unrealized gain (loss)	(.20)		.24	(.76)	(.29)		.81		(1.89)
Total from investment operations	.11		.94	.04	.54		1.68		(1.02)
Distributions to ARPS from net investment income (common share equivalent)	—		—	—	(.00	)***	(.00	)***	(.00	)***
Net increase (decrease) in net assets resulting from operations	.11		.94	.04	.54		1.68		(1.02)
Less distributions to common shareholders from:
Net investment income	(.30)		(.67)	(.79)	(.90)		(.92)		(.92)
Net realized gains	(.00	)***	(.03)	—	(.01)		(.01)		—
Total distributions	(.30)		(.70)	(.79)	(.91)		(.93)		(.92)
Net asset value, end of period	$12.20		$12.39	$12.15	$12.90		$13.27		$12.52
Market price, end of period	$10.93		$11.91	$12.08	$13.03		$13.30		$12.21

Total Return
Based on net asset value (%)[b]	1.18	**	7.93	(.07)	4.15		13.80		(7.31)
Based on market price (%)[b]	(5.70	)**	4.35	(1.63)	4.97		16.96		(15.62)

The accompanying notes are an integral part of the financial statements.

32	|	DWS Strategic Municipal Income Trust

Financial Highlights (continued)
	Six Months Ended 5/31/18 (Unaudited)		Years Ended November 30,
			2017	2016	2015		2014		2013

Ratios to Average Net Assets Applicable to Common Shareholders and Supplemental Data
Net assets, end of period ($ millions)	137		139	136	144		148		139
Ratio of expenses (%) (including interest expense)[c,d]	2.70	*	2.37	1.88	1.71		1.73		1.69
Ratio of expenses (%) (excluding interest expense)[e]	1.12	*	1.11	1.12	1.19		1.20		1.16
Ratio of net investment income (%)	5.12	*	5.63	6.09	6.33	[f]	6.69	[f]	6.43	[f]
Portfolio turnover rate (%)	18	**	27	37	24		19		34

Senior Securities
Preferred shares information at end of period, aggregate amount outstanding: ARPS ($ millions)	—		—	—	—		10		10
Series MTPS ($ millions)	70		70	70	70		60		60
Asset coverage per share ($)[g]	73,834		74,572	73,568	76,417		77,781		74,663
Liquidation and market price per share ($)	25,000		25,000	25,000	25,000		25,000		25,000

[a]	Based on average common shares outstanding during the period.

[b]	Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

[c]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities and interest paid to shareholders of Series MTPS.

[d]	The ratio of expenses (based on net assets of common and Preferred Shares, including interest expense) was 1.79%, 1.58%, 1.27%, 1.16, 1.17% and 1.15% for the periods ended May 31, 2018, November 30, 2017, 2016, 2015, 2014 and 2013, respectively.

[e]	The ratio of expenses (based on net assets of common and Preferred Shares, excluding interest expense) was 0.74%, 0.74%, 0.76%, 0.80%, 0.81% and 0.79% for the periods ended May 31, 2018, November 30, 2017, 2016, 2015, 2014 and 2013, respectively.

[f]	The ratio of net investment income after distributions paid to ARPS was 6.33%, 6.68% and 6.42% for the periods ended November 30, 2015, 2014 and 2013 respectively.

[g]	Asset coverage per share equals net assets of common shares plus the liquidation value of the preferred shares divided by the total number of preferred shares outstanding at the end of the period.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Strategic Municipal Income Trust	|	33

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Strategic Municipal Income Trust (formerly Deutsche Strategic Municipal Income Trust) (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the

34	|	DWS Strategic Municipal Income Trust

Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

When Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Offer Bond trust (the “TOB Trust”). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the

DWS Strategic Municipal Income Trust	|	35

cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued” in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense on floating rate notes” in the Statement of Operations. For the six months ended May 31, 2018, interest expense related to floaters amounted to $251,219. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended May 31, 2018, was approximately $26,291,000, with a weighted average interest rate of 1.91%.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The final rules implementing Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) preclude banking entities from sponsoring and/or providing services to TOB Trusts. In response to these rules, investment market participants have developed

36	|	DWS Strategic Municipal Income Trust

new TOB Trust structures that are intended to ensure that banking entities do not sponsor TOB Trusts in violation of the Volcker Rule. As of July 17, 2017, the Volcker Rule’s final compliance date, all Fund TOB Trusts were structured to be in compliance with the Volcker Rule Any new TOB Trust structures must comply with the Volcker Rule. A Volcker-compliant TOB Trust structure is similar to traditional TOB Trust structures, with certain key differences. The basic features of the new Volcker-compliant TOB Trust structure currently intended to be implemented by the funds are as follows:

–	Portfolio management continues to make certain basic investment determinations, such as which bonds are placed in the TOB Trust, the amount of leverage for any given transaction, whether the transaction is structured as non-recourse or recourse, etc.

–	Similar to traditional TOB Trust structures, the fund continues to be the holder of the TOB Inverse Floater Residual Interests.

–	Unlike traditional TOB Trust structures, a bank or financial institution no longer serves as the sponsor, depositor, or trust administrator nor does it have any discretionary decision making authority with respect to the TOB Trust.

–	Consistent with traditional TOB Trust structures, a bank or financial institution serves as the trustee, liquidity provider, and remarketing agent.

–	A third-party administrative agent retained by the fund performs certain of the roles and responsibilities historically provided by banking entities in traditional TOB Trust structures, including certain historical sponsor/administrative roles and responsibilities.

The ultimate impact of the new rules on the inverse floater market and the municipal market generally is not yet certain. Such changes could make early unwinds of TOB Trusts more likely, may make the use of TOB Trusts more expensive, and may make it more difficult to use TOB Trusts in general. The new rules may also expose the Fund to additional risks, including, but not limited to, compliance, securities law and operational risks.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As

DWS Strategic Municipal Income Trust	|	37

a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At November 30, 2017, the Fund had a net tax basis capital loss carryforward of approximately $4,073,000, including $367,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or November 30, 2019, the expiration date, whichever occurs first; and $3,706,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($2,024,000) and long-term losses ($1,682,000).

At November 30, 2017, the aggregate cost of investments for federal income tax purposes was $191,893,211. The net unrealized appreciation for all investments based on tax cost was $15,431,836. This consisted of aggregate gross unrealized appreciation for all investments which there was an excess of value over tax cost of $19,842,239 aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $4,410,403.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, reclassification of distributions and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

38	|	DWS Strategic Municipal Income Trust

Preferred Shares. At May 31, 2018, the Fund had issued and outstanding 2,800 Floating Rate Municipal Term Preferred Shares (“Series 2018 MTPS”) with an aggregate liquidation preference of $70,000,000 ($25,000.00 per share). The Series 2018 MTPS are floating rate preferred shares with an original mandatory term redemption date of June 1, 2018, unless extended. Effective December 1, 2017, the terms of Series 2018 MTPS were amended to extend the term redemption date of the Series 2018 MTPS to December 1, 2020. Except for the above-described extension and a related technical amendment, the other material terms and conditions of the Series MTPS remained the same. The extension did not result in any changes to the Series 2018 MTPS aggregate liquidation preference of $70,000,000 or the Series 2018 MTPS dividend rate. Dividends on the Series 2018 MTPS are set weekly to a fixed spread (dependent on the then current rating of the Series 2018 MTPS) to the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index. The average annualized dividend rate on the MTPS for the period December 1, 2017 through May 31, 2018 was 2.32%. In the Fund’s Statement of Assets and Liabilities, the Series 2018 MTPS’ aggregate liquidation preference is shown as a liability since the series 2018 MTPS have a stated mandatory redemption date. Dividends paid on the Series 2018 MTPS are treated as interest expense and recorded as incurred. For the period December 1, 2017 through May 31, 2018, interest expense related to Series 2018 MTPS amounted to $821,835. Costs directly related to the issuance of Series 2018 MTPS have been deferred and are being amortized over the life of the MTPS. During the six months ended May 31, 2018, the Fund amortized $6,577 of Series 2018 MTPS deferred cost, which are included in the Statement of Operations under “interest expense on Series 2018 MTPS”. The Series 2018 MTPS are senior in priority to the Fund’s outstanding common shares as to payments of dividends and distributions upon liquidation.

As a result of the Series 2018 MTPS term date extension, the Fund’s leverage attributable to preferred shares remains unchanged.

Under the terms of a purchase agreement between the Fund and the initial purchaser of the Series 2018 MTPS, the Fund is subject to various investment restrictions. These investment restrictions are, in certain respects, more restrictive than those to which the Fund is otherwise subject in accordance with its investment objective and policies. Such restrictions may limit the investment flexibility that might otherwise be pursued by the Fund if the Series 2018 MTPS were not outstanding. In addition, the Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the Series 2018 MTPS, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. Moreover, the

DWS Strategic Municipal Income Trust	|	39

Fund is required to maintain various asset coverage ratios with respect to the Series 2018 MTPS in accordance with the Fund’s charter documents and the 1940 Act.

The 1940 Act requires that the preferred shareholders of the Fund, voting as a separate class, have the right to: a) elect at least two trustees at all times, and b) elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares, each preferred shareholder is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.

Leverage involves risks and special considerations for the Fund’s common shareholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund’s common shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates will reduce the return to common shareholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund’s common shares. Changes in the value of the Fund’s portfolio will be borne entirely by the common shareholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem preferred shares to comply with asset coverage or other restrictions imposed by the rating agencies that rate the preferred shares. There is no assurance that the Fund’s leveraging strategy will be successful.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund’s custodian bank at May 31, 2018.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date.

40	|	DWS Strategic Municipal Income Trust

Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended May 31, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $42,957,710 and $42,544,738, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.60% of the Fund’s average weekly net assets, computed and accrued daily and payable monthly. Average weekly net assets, for purposes of determining the management fee, means the average weekly value of the total assets of the Fund, minus the sum of accrued liabilities of the Fund (other than the liquidation value of the Series 2018 MTPS).

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2018, the amount charged to the Fund by DSC aggregated $2,499, of which $1,302 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended May 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $7,917, of which $7,437 is unpaid.

DWS Strategic Municipal Income Trust	|	41

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the period ended May 31, 2018, the Fund engaged in securities purchases of $18,690,000 and securities sales of $9,460,000.00 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

D. Share Repurchases

The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund’s shares trade at a discount to their net asset value. During the six months ended May 31, 2018 and the year ended November 30, 2017, the Fund did not repurchase shares in the open market.

On September 20, 2017, the Fund announced that the Fund’s Board of Trustees extended the Fund’s existing open market share repurchase program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2017 until November 30, 2018, when the Fund’s shares trade at a discount to net asset value. The Board’s authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2016 and ran until November 30, 2017.

E. Fund Name Change

Effective July 2, 2018, the “Deutsche Funds” were rebranded “DWS Funds”. As a result, Deutsche Strategic Municipal Income Trust was renamed DWS Strategic Municipal Income Trust.

42	|	DWS Strategic Municipal Income Trust

Dividend Reinvestment and Cash Purchase Plan

The Board of Trustees of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) for shareholders that elect to have all dividends and distributions automatically reinvested in shares of the Fund (each a “Participant”). DST Systems, Inc. (the “Plan Agent”) has been appointed by the Fund’s Board of Trustees to act as agent for each Participant.

A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at dws.com or by calling (800) 294-4366.

If you wish to participate in the Plan and your shares are held in your own name, contact DWS Service Company (the “Transfer Agent”) at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.

The Transfer Agent will establish a Dividend Investment Account (the “Account”) for each Participant in the Plan. The Transfer Agent will credit to the Account of each Participant any cash dividends and capital gains distributions (collectively, “Distributions”) paid on shares of the Fund (the “Shares”) and any voluntary cash contributions made pursuant to the Plan. Shares in a Participant’s Account are transferable upon proper written instructions to the Transfer Agent.

If, on the valuation date for a Distribution, Shares are trading at a discount from net asset value per Share, the Plan Agent shall apply the amount of such Distribution payable to a Participant (less a Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Shares for a Participant’s Account. If, on the valuation date for a Distribution, Shares are trading at a premium over net asset value per Share, the Fund will issue on the payment date, Shares valued at net asset value per Share on the valuation date to the Transfer Agent in the aggregate amount of the funds credited to a Participant’s Account. The Fund will increase the price at which Shares

DWS Strategic Municipal Income Trust	|	43

may be issued under the Plan to 95% of the fair market value of the Shares on the valuation date if the net asset value per Share of the Shares on the valuation date is less than 95% of the fair market value of the Shares on the valuation date. The valuation date will be the payment date for Distributions. Open-market purchases will be made on or shortly after the valuation date for Distributions, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.

A Participant may from time to time make voluntary cash contributions to his or her Account in a minimum amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the Participant’s Account. Such voluntary contributions will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Voluntary cash contributions received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date. No interest will be paid on voluntary cash contributions held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Voluntary cash contributions should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):

DWS Strategic Municipal Income Trust

Dividend Reinvestment and Cash Purchase Plan

c/o DWS Service Company

P.O. Box 219066

Kansas City, MO 64121-9066

(800) 294-4366

Participants may withdraw their entire voluntary cash contribution by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.

The cost of Shares acquired for each Participant’s Account in connection with the Plan shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases.

44	|	DWS Strategic Municipal Income Trust

The reinvestment of Distributions does not relieve the Participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each Participant the taxable amount of Distributions credited to his or her Account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for Shares issued by the Fund, the fair market value of the Shares issued to the Participant.

The Fund may amend the Plan at any time or times but, only by mailing to each Participant appropriate written notice at least 90 days prior to the effective date thereof except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority in which case such amendment shall be effective as soon as practicable. The Plan also may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the record date for the Distribution; otherwise such withdrawal will be effective after the investment of the current Distribution. When a Participant withdraws from the Plan, or when the Plan is terminated by the Fund, the Participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his or her Shares in the Plan and send the proceeds to the Participant, less brokerage commissions.

All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DWS Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.

DWS Strategic Municipal Income Trust	|	45

Additional Information

Automated Information Line	DWS Closed-End Fund Info Line (800) 349-4281
Web Site	dws.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	DWS Attn: Secretary of the DWS Funds One International Place, 12th Floor Boston, MA 02110
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	DST Systems, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	DWS Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

46	|	DWS Strategic Municipal Income Trust

Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings as of the month-end are posted on dws.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on dws.com.
Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

NYSE Symbol	KSM
CUSIP Number	Common Shares 23342Q 101

DWS Strategic Municipal Income Trust	|	47

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

48	|	DWS Strategic Municipal Income Trust

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

—  open an account

—  give us your contact information

—  provide bank account information for ACH or wire transactions

—  tell us where to send money

—  seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates’ everyday business purposes

— information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

DWS Strategic Municipal Income Trust	|	49

DSMIT-3

(R-027926-7 7/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

PM Team Disclosure:

As of the date of this report the Fund is managed by a Team of investment professionals who collaborate to develop and implement the Fund’s investment strategy. Each Portfolio Manager on the Team has authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.

The following individuals handle the day-to-day management of the Fund.

Ashton P. Goodfield, CFA, Managing Director of DWS and Portfolio Manager of the Fund.

  Joined DWS in 1986 and the Fund in 2014.
  Co-Head of Municipal Bonds.
  BA, Duke University.

A. Gene Caponi, CFA, Managing Director of DWS and Portfolio Manager of the Fund.

  Joined DWS in 1998 and the Fund in 2014.
  BS, State University of New York, Oswego; MBA State University of New York at Albany

Carol L. Flynn, CFA, Managing Director of DWS and Portfolio Manager of the Fund.

  Joined DWS in 1994 and the Fund in 2014.
  Co-Head of Municipal Bonds.
  BS, Duke University; MBA, University of Connecticut

Michael J. Generazo, Director of DWS and Portfolio Manager of the Fund.

  Joined DWS in 1999 and the Fund in 2018.
  BS, Bryant College; MBA, Suffolk University

Compensation of Portfolio Managers

The Advisor and its affiliates are part of DWS. The brand DWS represents DWS Group GmbH & KGaA and any of the subsidiaries such as DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services. As employees of DWS, portfolio managers are paid on a total compensation basis, which includes Fixed Pay (base salary) and Variable Compensation, as set forth below. The compensation information below is provided as of the Fund’s most recent semiannual report dated May 31, 2018.

•	Fixed Pay (FP) is the key and primary element of compensation and reflects the value of the individual’s role and function within the organization. It rewards factors that an employee brings to the organization such as skills and experience, while reflecting regional and divisional (i.e. DWS) specifics. FP levels play a significant role in ensuring competitiveness of the Advisor and its affiliates in the labor market, thus benchmarking provides a valuable input when determining FP levels.

•	Variable Compensation (VC) is a discretionary compensation element that enables the Advisor and its affiliates to provide additional reward to employees for their performance and behaviors, while reflecting DWS affordability and the financial situation of Deutsche Bank AG (the “Bank”) and DWS. VC aims to:

o	Recognize that every employee contributes to the DWS Group’s success through the Bank component of VC (Group Component),
o	Reflect individual performance through discretionary individual VC (Individual Component), and
o	Reward outstanding contributions at the junior levels through the discretionary Recognition Award.

Employee seniority as well as divisional and regional specifics determine which VC elements are applicable for a given employee and the conditions under which they apply.  Both Group and Individual Components may be awarded in shares or other share-based instruments and other deferral arrangements.

In general, each of the Advisor and its advisory affiliates seek to offer its investment professionals competitive short-term and long-term compensation based on continuous, above average, fund performance relative to the market. This includes measurement of short and long-term performance against industry and portfolio benchmarks. To evaluate its investment professionals in light of and consistent with the compensation principles set forth above, the Advisor and its affiliates review investment performance for all accounts managed in relation to the appropriate Morningstar peer group universe with respect to a fund, iMoneyNet peer group with respect to a money market fund or relevant benchmark index(es) set forth in the governing documents with respect to each other account type.  The ultimate goal of this process is to evaluate the degree to which investment professionals deliver investment performance that meets or exceeds their clients’ risk and return objectives. When determining total compensation, the Advisor and its affiliates consider a number of quantitative, qualitative and other factors:

-	Quantitative measures (e.g. one-, three- and five-year pre-tax returns versus the appropriate Morningstar peer group universe for a fund, or versus the appropriate iMoneyNet peer group for a money market fund or relevant benchmark index(es) set forth in the governing documents with respect to each other account type, taking risk targets into account) are utilized to measure performance.
-	Qualitative measures (e.g. adherence to, as well as contributions to, the enhancement of the investment process) are included in the performance review.
-	Other factors (e.g. non-investment related performance, teamwork, adherence to compliance rules, risk management and "living the values" of the Advisor and its affiliates) are included as part of a discretionary component of the review process, giving management the ability to consider additional markers of performance on a subjective basis.

Fund Ownership of Portfolio Managers

The following table shows the dollar range of Fund shares owned beneficially and of record by each member of the Fund’s portfolio management team as well as in all US registered DWS Funds advised by DWS Investment Management Americas, Inc.

(DIMA) as a group, including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the Fund’s most recent semiannual report dated May 31, 2018.

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Ashton P. Goodfield	-	$500,001-$1,000,000
A. Gene Caponi	-	$100,001-$500,000
Carol L. Flynn	-	$50,001-$100,000
Michael J. Generazo	-	$10,001-$50,000

Conflicts of Interest

In addition to managing the assets of the Fund, the Fund’s portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account’s assets. For Funds subadvised by subadvisors unaffiliated with DIMA, total assets of Funds managed may only include assets allocated to the portfolio manager and not the total assets of each Fund managed. The tables also show the number of performance-based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund’s most recent semiannual report dated May 31, 2018.

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance- Based Fee Accounts
Ashton P. Goodfield	8	$10,229,356,434	-	-
A. Gene Caponi	1	$1,675,114,314	-	-
Carol L. Flynn	1	$1,675,114,314	-	-
Michael J. Generazo	3	$6,032,733,636	-	-

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Ashton P. Goodfield	-	-	-	-
A. Gene Caponi	-	-	-	-
Carol L. Flynn	-	-	-	-
Michael J. Generazo	-	-	-	-

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Ashton P. Goodfield	-	-	-	-
A. Gene Caponi	-	-	-	-
Carol L. Flynn	-	-	-	-
Michael J. Generazo	3	$54,259,409	-	-

In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Funds. The Advisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the Funds and other client accounts.

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

•	Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor, including other client accounts managed by the Fund’s portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Advisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the Advisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Fund and the other clients.

•	To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The Advisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.
•	In some cases, an apparent conflict may arise where the Advisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The Advisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the Advisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.
•	The Advisor and its affiliates and the investment team of each Fund may manage other mutual funds and separate accounts on a long only or a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The Advisor has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts of interest. Included in these procedures are specific guidelines developed to provide fair and equitable treatment for all clients whose accounts are managed by each Fund’s portfolio management team. The Advisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.

Because the Advisor is majority owned by the Bank, a multi-national financial services company, the Advisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since the Bank, its affiliates, directors, officers and employees (the “Firm”) are engaged in businesses and have interests in addition to managing asset management accounts, such wide ranging activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients’ advisory accounts. The Advisor may take investment positions in securities in which other clients or related persons within the Firm have different investment positions. There may be instances in which the Advisor is purchasing or selling for its client accounts, or pursuing an outcome in the context of a workout or restructuring with respect to, securities in which the Firm is undertaking the same or differing strategy in other businesses or other client accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the Advisor’s advisory clients, including the Fund. The Advisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to a Fund’s Board.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	—	n/a	n/a	n/a
January 1 through January 31	—	n/a	n/a	n/a
February 1 through February 28	—	n/a	n/a	n/a
March 1 through March 31	—	n/a	n/a	n/a
April 1 through April 30	—	n/a	n/a	n/a
May 1 through May 31	—	n/a	n/a	n/a
Total	—	n/a	n/a	n/a

The Fund may from time to time repurchase shares in the open market.

On September 20, 2017, the Fund announced that the Fund's Board of Trustees extended the Fund's existing open market share repurchase program for an additional 12 month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period December 1, 2017 until November 30, 2018, when the Fund's shares trade at a discount to net asset value. The Board's authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2016 and ran until November 30, 2017.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/30/2018